Interest In Master Trust - Investment Income (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Dividends	$ 22,470,312
Net realized and unrealized appreciation of investments	671,296,738
Total investment income	$ 693,767,050